Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Transaction costs			(15.90%)
Change in valuation allowance		(21.00%)	(47.10%)
Income tax provision		0.00%	(41.90%)